Transactions with Related Parties - Additional Information (Details) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 09, 2011	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2011
Related Party Transaction
Number of vessels		37
Vessel operating expenses		$ 6,154	$ 5,685
General and administrative expenses		3,186	2,975
Executive services agreement with CGP
Related Party Transaction
General and administrative expenses		844	844
Capital Ship Management Corp. | Fixed fee management agreement
Related Party Transaction
Vessel operating expenses		116	278
Capital Ship Management Corp. | Floating fee management agreement
Related Party Transaction
Management agreement initial term, per managed vessel	5
Vessel operating expenses		$ 5,512	4,893
Capital Ship Management Corp. | Crude Carriers Corp. ("Crude") management agreement
Related Party Transaction
Number of vessels		3				5
Vessel operating expenses		$ 526	$ 514
Management agreement termination fees				$ 10,347	$ 10,124